Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt [Abstract]
Debt

Note 7 — Debt

Securities Purchase Agreement with Kips Bay Select LP and Cyber One LTD

On November 21, 2023, the Company entered into a Securities Purchase Agreement (“SPA”) with Kips Bay Select LP and Cyber One, LTD, pursuant to which the Company agreed to issue and sell to each of Kips Bay Select LP and Cyber One, LTD, i) a convertible promissory note which will be convertible into shares of common stock (the “Conversion Shares”) and (ii) a common stock purchase warrant (each a “Warrant” and collectively, the “Warrants”) which will be exercisable to purchase shares of common stock (the “Warrant Shares).

Convertible Promissory Notes

On November 21, 2023, pursuant to the SPA, the Company issued a convertible promissory note to each of Kips Bay Select LP (“Kips Bay 2023 Note”) and Cyber One, LTD (“Cyber One 2023 Note”), collectively referred to as the Holders, in the principal amount of $8,000,000 to each for an aggregate principal amount of $16,000,000. The Kips Bay 2023 Note and the Cyber One 2023 Note are collectively referred to as the “2023 Convertible Notes”. The 2023 Convertible Notes were issued with an original issue discount of 50% and bear simple interest accruing as of November 21, 2023, at the rate of 5% per annum or 18% per annum following any Event of Default (as defined in the SPA and 2023 Convertible Notes agreements). The interest shall be computed on the basis of a 360-day year and twelve 30-day months and shall not compound. The 2023 Convertible Notes had a maturity date of July 21, 2024 (the “Maturity Date”).

The 2023 Convertible Notes were convertible (in whole or in part), at the option of the Holders, into such number of fully paid and non-assessable shares of common stock at a conversion price equal to the lower of (i) 70% of the lowest trading price of the common stock in the 15 trading days ending on the date of the delivery of the applicable conversion notice, and (ii) the Valuation Cap Price (defined as $250,000,000 subject to reduction of 10% upon each occurrence of an event of default divided by the number of shares of Common Stock on a fully diluted basis). Notwithstanding the foregoing, at any time prior to the occurrence of an Event of Default, the conversion price shall not be less than a Floor Price (defined as $100,000,000 divided by the number of shares of common stock on a fully diluted basis immediately prior to giving effect to the applicable conversion).

Pursuant to the terms and conditions of the 2023 Convertible Notes, the Company was to repay the $16,000,000 commencing on January 21, 2024 with $1,500,000 due monthly and any remaining outstanding principal due on July 21, 2024. As of June 30, 2024, the Company had made no payments on the outstanding principal and interest amounts of the 2023 Convertible Notes.

The 2023 Convertible Notes limit the Company’s ability to issue any debt, equity or equity-linked securities (including options or warrants) that are convertible into, exchangeable or exercisable for, or include the right to receive shares of the Company’s common stock and to issue any securities in a capital or debt raising transactions or series of related transactions with more favorable terms than the 2023 Convertible Notes without the consent of the Holders.

The following events constituted an Event of Default under the 2023 Convertible Notes: (i) any default in the payment of any portion of the principal or interest; (ii) failure to observe or perform material covenants; (iii) inability to convert the 2023 Convertible Notes into its common stock; (iv) failure to timely deliver shares of common stock or make payment of any fees or liquidated damages under the 2023 Convertible Notes; (v) failure to have required minimum shares of common stock authorized, reserved and available for issuance; (vi) default on any other indebtedness; (vii) apply for or consent to the appointment of or the commencement of any type of receivership or any voluntary or involuntary bankruptcy, (viii) any judgment or settlements exceeding $250,000, (ix) failure to instruct transfer agent to remove any legends from the shares of common stock; (x) the Company’s common stock no longer publicly traded or cease to be listed on the trading market; (xi) any SEC or judicial stop trade order or any restrictions on transactions in the shares of the common stock; (xii) failure to comply with reporting requirements of the 1934 Act; (xiii) failure to file timely with the SEC; (xiv) a Fundamental Transaction, as defined in the SPA, and (xv) any inaccurate representations or warranties made by the Company in any transaction documents or public filings. The 2023 Convertible Notes did not contain any financial covenants. The Company has triggered multiple Events of Default under the SPA and 2023 Convertible Notes.

The Events of Default had the following significant impacts: (i) the interest rate per annum on outstanding principal amounts increased from 5.0% to 18.0%; (ii) a Mandatory Premium Amount became due, which consists of the $16,000,000 outstanding principal amount, accrued interest, and $250,000 for every Event of Default that has occurred and reoccurred, up to the sum of the 130% of the $16,000,000 outstanding principal and accrued interest; and (iii) the conversion price of the notes were no longer subjected to Floor Price. The Mandatory Premium Amount as of June 30, 2024 was approximately $22,862,667.

Due to the 2023 Convertible Notes having numerous embedded derivatives, the Company elected the fair value option to account for them. See fair value disclosures in Note 6 - Fair Value Measurement. The Company separates interest expense from the full change in fair value of the 2023 Convertible Notes and presents that amount in Interest expense in the accompanying Condensed Consolidated Statement of Operations. The remainder of the change in fair value of the 2023 Convertible Notes are presented in Unrealized gain on fair value of notes payable in the accompanying Condensed Consolidated Statement of Operations.

Registration Payment Arrangements

In connection with the SPA, on November 21, 2023, the Company entered into a registration rights agreement (“Registration Rights Agreement”) with Kips Bay Select LP and Cyber One, LTD, pursuant to which the Company agreed to file with the SEC by January 5, 2024 an initial Registration Statement on Form S-1 covering the resale of all of the Conversion Shares, Warrant Shares, and any common stock of the Company issued or issuable with respect to the Conversion Shares, the Warrant Shares, or the 2023 Convertible Notes (the “Registrable Securities”). The initial Registration Statement on Form S-1 was to register for resale at least the number of shares of common stock equal to 200% of the sum of (i) the maximum number of Conversion Shares issuable upon conversion of the 2023 Convertible Notes and related interest and (ii) the maximum number of Warrant Shares issuable upon exercise of the warrants, as of the date such Registration Statement on Form S-1 was initially filed with the SEC.

If (i) a Registration Statement of Form S-1 covering the resale of all of the Registrable Securities required to be covered thereby and required to be file by the Company pursuant to this Registration Rights Agreement is (A) not filed with the SEC on or before January 5, 2024 (a “Filing Failure”) or (B) not declared effective by the SEC on or before (a) with respect to the initial Registration Statement on Form S-1, the earlier of the (A) February 19, 2024 and (B) 2nd business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that such Registration Statement on Form S-1 will not be reviewed or will not be subject to further review and (b) with respect to any additional Registration Statements on Form S-1 that may be required to be filed by the Company pursuant to this Registration Rights Agreement, the earlier of the (A) 60th calendar day following the date on which the Company was required to file such additional Registration Statement on Form S-1 and (B) 2nd business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that such Registration Statement on Form S-1 will not be reviewed or will not be subject to further review, for such Registration Statement on Form S-1 (an “Effectiveness Failure”), (ii) on any day after the Registration Statement on Form S-1 has been declared effective by the SEC (the “Effective Date”) sales of all of the Registrable Securities required to be included on such Registration Statement on Form S-1 or the prospectus contained therein is not available for use for any reason (a “Maintenance Failure”), or (iii) if a Registration Statement on Form S-1 is not effective for any reason or the prospectus contained therein is not available for use for any reason (a “Current Public Information Failure”), the Company shall pay an amount in cash equal to one and half percent (1.5%) of the $16,000,000 principal amount (the “Registration Delay Payments”).

The Registration Delay Payments are due (1) on the date of such Filing Failure, Effectiveness Failure, Maintenance Failure or Current Public Information Failure, as applicable, and (2) on every thirty (30) day anniversary of (I) a Filing Failure until such Filing Failure is cured; (II) an Effectiveness Failure until such Effectiveness Failure is cured; (III) a Maintenance Failure until such Maintenance Failure is cured; and (IV) a Current Public Information Failure until the earlier of (i) the date such Current Public Information Failure is cured and (ii) such time that such public information is no longer required pursuant to Rule 144 (in each case, pro rated for periods totaling less than thirty (30) days). In the event the Company fails to make Registration Delay Payments in a timely manner in accordance with the foregoing, such Registration Delay Payments shall bear interest at the rate of two percent (2%) per month (prorated for partial months) until paid in full. Notwithstanding the foregoing, no Registration Delay Payments shall be owed (other than with respect to a Maintenance Failure resulting from a suspension or delisting of (or a failure to timely list) the shares of common stock on the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market, the New York Stock Exchange, OTCQB, OTCQX or the OTC Pink) with respect to any period during which all Registrable Securities may be sold without restriction under Rule 144 (including, without limitation, volume restrictions) and without the need for current public information required by Rule 144(c)(1) (or Rule 144(i)(2), if applicable).

A Filing Failure occurred on January 5, 2024 and has still not been cured as of June 30, 2024. The Company recorded $1,533,760 for Registration Delay Payments in the accompanying Condensed Consolidated Statement of Operations in Event of default fees and such amount was accrued in the accompanying Condensed Consolidated Balance Sheets in Interest expense payable as of June 30, 2024.

Short-term Borrowings

On April 12, 2024, the Company issued a short-term loan in the principal amount of $325,000, which resulted in net cash proceeds of $250,000. The loan had a maturity date of June 21, 2024. The Company used the net proceeds towards working capital. The principal amount of the loan and the $10,000 referral fee incurred to raise the capital was due and outstanding at June 30, 2024.

Interest Expense

Interest expense for the periods were as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2024	2023	2024	2023
2023 Convertible Notes interest expense	$720,000	$—	$1,440,000	$—
Interest on convertible notes extinguished in November 2023	—	542,297	—	1,078,634
Interest on short-term borrowings	85,000	—	85,000	—
Other	3,391	—	6,782	—
Total interest expense	$808,391	$542,297	$1,531,782	$1,078,634

Note 8 — Debt

The Company elected fair value option for the convertible notes issued in November 2023. For all notes outstanding as of December 31, 2022, the debt discounts are amortized using effective interest rate through maturity date. The following is a summary of the Company’s outstanding notes payable as of the following:

	December 31,
	2023	2022
Amended and Restated Notes	$—	$19,280,887
2023 Convertible Notes, fair value option	20,082,880	—
Total notes payable, net	$20,082,880	$19,280,887

Securities Purchase Agreement with Kips Bay Select LP and Cyber One LTD

On November 21, 2023, the Company entered into a Securities Purchase Agreement (“SPA”) with Kips Bay Select LP and Cyber One, LTD, pursuant to which the Company agreed to issue and sell to each of Kips Bay Select LP and Cyber One, LTD, i) a convertible promissory note which will be convertible into shares of common stock (the “Conversion Shares”) and (ii) a common stock purchase warrant (each a “Warrant” and collectively, the “Warrants”) which will be exercisable to purchase shares of common stock (the “Warrant Shares). The commitment fee of the SPA was 3% of the initial principal amount of the 2023 Convertible Notes. The net cash proceeds from the 2023 Convertible Notes were used for settlement in full and satisfaction of the outstanding obligations under the Amended and Restated Notes and the Trade Credit Agreement entered into on August 17, 2023, as assigned. In connection with the issuance of the note and the warrant, the Company paid a commitment fee of $480,000, which was recorded to Interest expense on the accompanying Consolidated Statements of Operations during the year ended December 31, 2023 and legal fees of $195,196, which were recorded to General and administrative expenses on the accompanying Consolidated Statements of Operations during the year ended December 31, 2023.

Convertible Promissory Notes

On November 21, 2023, pursuant to the SPA, the Company issued a convertible promissory note (“Kips Bay 2023 Note”, and “Cyber One 2023 Note”, and collectively, the “2023 Convertible Notes”) to each of Kips Bay Select LP and Cyber One, LTD, collectively referred to as the Holders, in the principal amount of $8,000,000 each, with an aggregate principal amount of $16,000,000. The 2023 Convertible Notes were issued with an original issue discount of 50% and bear simple interest accruing as of November 21, 2023, at the rate of 5% per annum or 18% per annum following any Event of Default (as defined in SPA). The interest shall be computed on the basis of a 360-day year and twelve 30-day months and shall not compound. The 2023 Convertible Notes have a maturity date of July 21, 2024 (the “Maturity Date”).

The 2023 Convertible Notes are convertible (in whole or in part), at the option of the Holders, into such number of fully paid and non-assessable shares of common stock at a conversion price equal to the lower of (i) 70% of the lowest trading price of the common stock in the 15 trading days ending on the date of the delivery of the applicable conversion notice, and (ii) the Valuation Cap Price (defined as $250,000,000 subject to reduction of 10% upon each occurrence of an event of default divided by the number of shares of Common Stock on a fully diluted basis), with a floor price (defined as $100,000,000 divided by the number of shares of common stock on a fully diluted basis immediately prior to giving effect to the applicable conversion).

The Company elected the fair value option for the 2023 Convertible Notes. See fair value disclosures in Note 7 — Fair Value Measurement.

Pursuant to the terms and conditions of the 2023 Convertible Notes, the Company shall repay the $16,000,000 commencing on January 21, 2024 with $1,500,000 due monthly and any remaining outstanding principal due on July 21, 2024. Alternatively, the Company may accelerate payments and reduce the overall principal repaid, by making repayments in an amount determined in SPA upon at least 20 trading days’ written notice. During the year ended December 31, 2023, the Company made no principal payments.

The 2023 Convertible Notes limits the Company’s ability to issue any debt, equity or equity-linked securities (including options or warrants) that are convertible into, exchangeable or exercisable for, or include the right to receive shares of our common stock and to issue any securities in a capital or debt raising transactions or series of related transactions with more favorable terms than the 2023 Convertible Notes without the consent of the Holders.

The following events constituted an Event of Default under the 2023 Convertible Notes: (i) any default in the payment of any portion of the principal or interest; (ii) failure to observe or perform material covenants; (iii) inability to convert the 2023 Convertible Notes into its common stock; (iv) failure to timely deliver shares of common stock or make payment of any fees or liquidated damages under the 2023 Convertible Notes; (v) failure to have required minimum shares of common stock authorized, reserved and available for issuance; (vi) default on any other indebtedness; (vii) apply for or consent to the appointment of or the commencement of any type of receivership or any voluntary or involuntary bankruptcy, (viii) any judgment or settlements exceeding $250,000, (ix) failure to instruct transfer agent to remove any legends from the shares of common stock; (x) the Company’s common stock no longer publicly traded or cease to be listed on the trading market; (xi) any SEC or judicial stop trade order or any restrictions on transactions in the shares of the common stock; (xii) failure to comply with reporting requirements of the 1934 Act; (xiii) failure to file timely with the SEC; (xiv) a Fundamental Transaction, as defined in the SPA, and (xv) any inaccurate representations or warranties made by the Company in any transaction documents or public filings. The 2023 Convertible Notes did not contain any financial covenants.

The Company failed to make the interest payments starting in December 2023, principal payments starting in January 2024, and did not file with the SEC an initial Registration Statement on Form S-1 covering the resale of all Conversion Shares and Warrant Shares. These items resulted in Events of Default under the SPA and 2023 Convertible Notes.

Amended and Restated Notes

Kips Bay Note

On September 1, 2021, Proton Green, LLC entered into a $2,692,308 zero-percent promissory convertible note by and among Proton Green, LLC, as borrower, and Kips Bay Selects LP, as lender (the “Kips Bay Note”). The Kips Bay Note was issued with a 35% original issue discount and maturity date of November 30, 2021. Along with the Kips Bay Note, Proton Green, LLC issued warrants to the lender to subscribe for and purchase from Proton Green, LLC Membership Interest equal to $250,000 exercisable at an exercise price calculated on a valuation of $250,000,000. Upon consummation of the reverse asset acquisition, the warrants became exercisable in the form of the Company’s common stock; the warrants were to expire on September 21, 2024. The Kips Bay Note had a senior pari passu collateral position in all the assets of the Company and its securities.

The Kips Bay Note had the following amendments:

•        In October 2021, an amendment was made to the Kips Bay Note to extend the maturity date to January 15, 2022 and increase the principal amount to $3,298,077.

•        In December 2021, an amendment was made to the Kips Bay Note to extend the maturity date to January 31, 2022 and increase the principal amount to $3,513,469.

•        In January 2022, an amendment was made to the Kips Bay Note to extend the maturity date to February 18, 2022 and the Company agreed to an amendment fee of $300,000 due at the maturity date.

•        In February 2022, the Company and lender agreed to amend and restate the Kips Bay Note (the “Amended and Restated Kips Bay Note”), which extended the maturity date to April 7, 2022. The Amended and Restated Kips Bay Note bore interest at 18% per annum. As consideration for the maturity date extension, the Company agreed to pay the lender a financing, administrative, packaging, and extension fee totaling $6,324 per day due at maturity date.

•        In April 2022, an amendment was made to the Amended and Restated Kips Bay Note to extend the maturity date to April 29, 2022.

In July 2022, the lender of the Amended and Restated Kips Bay Note assigned its note and all related rights and obligations under it to the lender under the Amended and Restated Alpha Carta Note 2, as defined below, and the Amended and Restated Alpha Carta Note 3, as defined below (the “Amended and Restated Alpha Carta Notes”), in exchange for cash from the lender of the Amended and Restated Alpha Carta Notes. Proton Green, LLC also issued to Kips Bay Selects LP 0.67% of Membership Interest in the Proton Green, LLC in order to effect this assignment. Subsequent to the assignment, the Amended and Restated Kips Bay Note and the Amended and Restated Alpha Carta Notes, collectively referred to as the Amended and Restated Notes, were outstanding with the lender under the Amended and Restated Alpha Carta Notes.

Alpha Carta Note 2

On December 23, 2021, Proton Green, LLC entered into a $1,846,154 zero-percent promissory convertible note by and among Proton Green, LLC, as borrower, and Alpha Carta, Ltd., as lender (the “Alpha Carta Note 2”). The Alpha Carta Note 2 was issued with a 35% original issue discount and maturity date of January 31, 2022. Along with the Alpha Carta Note 2, Proton Green, LLC, issued warrants to the lender to subscribe for and purchase from Proton Green, LLC Membership Interest equal to $150,000 exercisable at an exercise price calculated on a valuation of $250,000,000. Upon consummation of the reverse asset acquisition, the warrants became exercisable in the form of the Company’s common stock; the warrants were to expire on December 23, 2024. The Alpha Carta Note 2 had a senior pari passu collateral position in all the assets of the Company and its securities.

The Alpha Carta Note 2 had the following amendments:

•        In January 2022, an amendment was made to the Alpha Carta Note 2 to extend the maturity date to February 18, 2022 and Proton Green, LLC agreed to an amendment fee of $300,000 due at the maturity date.

•        In February 2022, Proton Green, LLC and lender agreed to amend and restate the Alpha Carta Note 2 (the “Amended and Restated Alpha Carta Note 2”) which extended the maturity date to April 7, 2022 and the Amended and Restated Alpha Carta Note 2 bore interest at 18% per annum. As consideration for the maturity date extension, Proton Green, LLC agreed to pay the lender a financing, administrative, packaging, and extension fee totaling $3,324 per day due at maturity date.

•        In April 2022, an amendment was made to the Amended and Restated Alpha Carta Note 2 to extend the maturity date to April 29, 2022.

Alpha Carta Note 3

On January 11, 2022, Proton Green, LLC entered into a $4,307,692 zero-percent promissory convertible note by and among Proton Green, LLC, as borrower, and Alpha Carta, Ltd., as lender (the “Alpha Carta Note 3”). The Alpha Carta Note 3 was issued with a 35% original issue discount and maturity date of January 31, 2022. Along with the Alpha Carta Note 3, Proton Green, LLC issued warrants to the lender to subscribe for and purchase from Proton Green, LLC Membership Interest equal to $100,000 exercisable at an exercise price calculated on a valuation of $250,000,000. Upon consummation of the reverse asset acquisition, the warrants became exercisable in the form of the Company’s common stock; the warrants expire on January 11, 2025. The Alpha Carta Note 3 had a senior pari passu collateral position in all the assets of the Company and its securities.

The Alpha Carta Note 3 had the following amendments:

•        In February 2022, Proton Green, LLC and lender agreed to amend and restate the Alpha Carta Note 3 (the “Amended and Restated Alpha Carta Note 3”) which extended the maturity date to April 7, 2022 and the Amended and Restated Alpha Carta Note 3 bore interest at 18% per annum. As consideration for the maturity date extension, Proton Green, LLC agreed to pay the lender a financing, administrative, packaging, and extension fee totaling $7,752 per day due at maturity date.

•        In April 2022, an amendment was made to the Amended and Restated Alpha Carta Note 3 to extend the maturity date to April 29, 2022.

Key Terms of and Events Under the Amended and Restated Notes

The Company’s Amended and Restated Kips Bay Note, Amended and Restated Alpha Carta 2 Note, and Amended and Restated Alpha Carta 3 Note, collectively, represent the Amended and Restated Notes.

The Company failed to pay the principal, interest and fees outstanding under the Amended and Restated Notes on April 29, 2022, which constituted an Event of Default as defined in the Amended and Restated Notes agreements. The Event of Default Redemption Price included: (i) the Redemption Price, which was 125% of the outstanding principal amount of the notes; (ii) all interest accrued on the principal amount up to the date of the Event of Default; (iii) the amendment fees; and (iv) interest accrued on the Redemption Price after the date of the Event of Default. In addition, the Company was required to pay: (i) liquidated damages of $750,000 per note; (ii) an amount equal to 1% of the Event of Default Redemption Price for each 30 day period during which redemptions fail to be made; and (iii) the daily financing, administrative, packaging, and extension fees.

The following table summarizes the principal, fees, and event of default costs accrued at December 31, 2022 for Amended and Restated Notes:

December 31, 2022
Principal amount	$9,667,315
Increase for redemption price	2,416,829
Fees added to outstanding balance	7,196,743
Notes payable outstanding at the end of year	$19,280,887

In 2023, the Company incurred event of default fees of $5,875,111 which increased the notes payable outstanding during the period. On June 20, 2023, the Company entered into a forbearance agreement with Alpha Carta, Ltd. (the “Forbearance Agreement”), whereby Alpha Carta, Ltd. were to forbear from exercising any of its rights and remedies under the notes discussed above subject to the Company’s satisfaction of, among other things, payment in July 2023 of $3,000,000 and a monthly payment thereafter of $2,000,000 until the notes are paid in full. The Company made the initial $3,000,000 payment. On July 31, 2023, the Company entered into a Loan Settlement Agreement with Alpha Carta, Ltd. to settle the Amended and Restated Notes for $8,000,000. Pursuant to the Loan Settlement Agreement, no interest or other costs were to accrue from July 31, 2023. In August 2023, the Company paid $2,000,000 towards the Loan Settlement Agreement and in November 2023, the Company settled the remaining outstanding obligations under the Loan Settlement Agreement in full using $6,000,000 of the proceeds from the 2023 Convertible Notes. The settlement of the Amended and Restated Notes was considered a debt extinguishment and the Company recognized a gain on debt extinguishment of $17,671,812 on the accompanying Consolidated Statements of Operations during the year ended December 31, 2023. The gain on debt extinguishment of the Amended and Restated Notes was partially offset by the initial fair value of of the 2023 Convertible Notes and Warrants that resulted in a loss of $14,638,178.

Short-term loans

During the year ended December 31, 2023, the Company issued short-term loans totaling $2,730,000, which consisted of (1) a $2,000,000 short-term loan issued on August 17, 2023 with a maturity date of October 17, 2023 and $2,200,000 due at maturity and later amended to extend the maturity date to the date of issuance of the 2023 Convertible Notes and $2,400,000 due at maturity, (2) a $300,000 short-term loan issued on April 18, 2023 with a maturity date of June 26, 2023 and $360,000 due at maturity, (3) an $85,000 short-term loan issued on September 21, 2023 with a maturity date of November 21, 2023 and $90,000 due at maturity; and (4) various short-term loans with a lender totaling $345,000 with no stated interest or maturity dates. The proceeds were used to make a required payment under the Amended and Restated Notes Loan Settlement Agreement, to fund capital expenditures for the helium plant in the St. Johns Field, and to fund corporate overhead. Total issuance costs incurred on the short-term loans were $95,400.

The $2,000,000 short-term loan was assigned by the original holder to Cyber One, Ltd. During November 2023, the Company settled the $2,000,000 short-term loan with the issuance of the Cyber One 2023 Note.

During October 2023, $295,000 of the short-term loans was converted into 236,000 shares of common stock. The remaining short-term loans, interest, and issuance costs were paid during 2023.

Interest Expense

Interest expense for the periods were as follows:

	For the Year Ended December 31,
	2023	2022
Amended and restated notes stated interest	$1,626,890	$1,804,477
Amortization of debt discount on amended and restated notes	—	6,635,147
Related party short-term loans	560,400	—
2023 Convertible Notes commitment fee	480,000	—
2023 Convertible Notes interest expense	146,667	—
Other	4,521	63
Total interest expense	$2,818,478	$8,439,687